COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Operating lease expenses
Total lease expenses		$ 21,600	$ 39,200
Vehicle operating lease buyout	$ 16,200
Operating lease commitments under non-cancelable leases
2017		13,407
2018		11,976
2019		7,297
2020		7,269
2021		7,145
Thereafter		37,661
Total		84,755
Lease obligations and terminations
Operating lease commitments under non-cancelable leases
Total		$ 40,300